Selected Income Statement Data (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selected Income Statement Data [Line Items]
Total revenues		$ 134,019	$ 123,174	$ 93,485
Selling	[1]	19,294	19,233	14,096
General and administrative		7,187	6,949	7,926
Total selling, general and administrative expenses		26,481	26,182	22,022
Shipping and handling costs		1,063	884	697
Interest expense				(13)
Interest income		1,412	594	77
Other, net	[2]	(611)	134	(214)
Financial income (expenses), net		801	728	(150)
Foreign currency income (expense), transactions not denominated in U.S. Dollars		(352)	226	(41)
Sales of products [Member]
Selected Income Statement Data [Line Items]
Total revenues		127,396	117,537	88,295
Service fees [Member]
Selected Income Statement Data [Line Items]
Total revenues		$ 6,623	$ 5,637	$ 5,190

[1]	Including shipping and handling costs
[2]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(352), $226, and $(41) in 2019, 2018 and 2017, respectively.